Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Other Intangible Assets
Schedule of the entity's identified intangible assets

	Carrying	Accumulated
	Amount	Amortization	Net
	(Dollars in Thousands)
December 31, 2018:
Core deposit premium	$58,675	$58,675	$—
Identified intangible (contract rights)	2,022	2,022	—
Total identified intangibles	$60,697	$60,697	$—
December 31, 2017:
Core deposit premium	$58,675	$58,675	$—
Identified intangible (contract rights)	2,022	2,022	—
Total identified intangibles	$60,697	$60,697	$—